Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2017
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31,
(M$)	2017	2016	2015
Gains on disposal of assets	2,784	479	2,658
Foreign exchange gains	785	548	663
Other	242	272	285
Other income	3,811	1,299	3,606
Losses on disposal of assets	(186)	(216)	(199)
Foreign exchange losses	—	—	(102)
Amortization of other intangible assets (excl. mineral interests)	(192)	(344)	(332)
Other	(656)	(467)	(944)
Other expense	(1,034)	(1,027)	(1,577)

Schedule of other financial income and expense

As of December 31,
(M$)	2017	2016	2015
Dividend income on non-consolidated subsidiaries	167	170	267
Capitalized financial expenses	460	477	364
Other	330	324	251
Other financial income	957	971	882
Accretion of asset retirement obligations	(544)	(523)	(513)
Other	(98)	(113)	(141)
Other financial expense	(642)	(636)	(654)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,237	(359)	2,878
Other non-current financial assets related to operational activities	937	—	937
Other	169	—	169
Total	4,343	(359)	3,984

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,334	(286)	3,048
Other non-current financial assets related to operational activities	1,069	—	1,069
Other	26	—	26
Total	4,429	(286)	4,143

As of December 31, 2015		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,687	(280)	3,407
Other non-current financial assets related to operational activities	891	—	891
Other	57	—	57
Total	4,635	(280)	4,355

(a)   Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

For the year ended December 31,				Currency
	Valuation			translation	Valuation
	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2017	(286)	(50)	11	(34)	(359)
2016	(280)	(15)	7	2	(286)
2015	(672)	(62)	393	61	(280)